UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    East Hill Management Company LLC
Address: 200 Clarendon Street, Suiote 6000
         Boston, MA  02116-5033

13F File Number:  028-12888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Rosa
Title:     Director of Operations
Phone:     617-450-0150

Signature, Place, and Date of Signing:

      /s/  Stacey Rosa     Boston, MA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $60,587 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5452   156700 SH       SOLE                   156700        0        0
AVON PRODS INC                 COM              054303102      828    23000 SH       SOLE                    23000        0        0
BOEING CO                      CALL             097023905       77   119500 SH  CALL SOLE                        0        0        0
CAMPBELL SOUP CO               CALL             134429909        6    15600 SH  CALL SOLE                        0        0        0
CAMPBELL SOUP CO               COM              134429109     1004    30000 SH       SOLE                    30000        0        0
CORNING INC                    COM              219350105      460    19980 SH       SOLE                    19980        0        0
DENISON MINES CORP             COM              248356107     5577   635188 SH       SOLE                   635188        0        0
EATON VANCE CORP               COM NON VTG      278265103      604    15200 SH       SOLE                    15200        0        0
EXXON MOBIL CORP               COM              30231G102     2168    24600 SH       SOLE                    24600        0        0
EXXON MOBIL CORP               CALL             30231G902     3580     4000 SH  CALL SOLE                     4000        0        0
FORDING CDN COAL TR            TR UNIT          345425102     1721    18000 SH       SOLE                    18000        0        0
FRONTLINE LTD                  SHS              G3682E127      572     8200 SH       SOLE                     8200        0        0
INTEL CORP                     COM              458140100     3698   172196 SH       SOLE                   172196        0        0
ISHARES TR                     DJ US ENERGY     464287796     3590    23700 SH       SOLE                    23700        0        0
MEMC ELECTR MATLS INC          COM              552715104      818    13300 SH       SOLE                    13300        0        0
PACIFIC RIM MNG CORP           COM NEW          694915208      119   145200 SH       SOLE                   145200        0        0
ROPER INDS INC NEW             COM              776696106     3149    47800 SH       SOLE                    47800        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      360     4400 SH       SOLE                     4400        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      242     8203 SH       SOLE                     8203        0        0
STATE STR CORP                 COM              857477103    16596   259348 SH       SOLE                   259348        0        0
TECK COMINCO LTD               CL B             878742204     6789   141600 SH       SOLE                   141600        0        0
VULCAN MATLS CO                COM              929160109     3177    53151 SH       SOLE                    53151        0        0